Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.1%
Advertising - 0.4%
MDC Partners, Inc., 6.50%, 5/1/24(a)	$175,000	$131,250
National CineMedia LLC, 5.88%, 4/15/28(a)	75,000	51,750
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(a)	45,000	41,400
		224,400
Aerospace & Defense - 3.1%
Bombardier, Inc., 8.75%, 12/1/21(a)	200,000	166,250
Howmet Aerospace, Inc., 5.90%, 2/1/27	325,000	303,452
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)	40,000	36,600
Signature Aviation US Holdings, Inc.
5.38%, 5/1/26(a)	60,000	58,050
4.00%, 3/1/28(a)	65,000	58,682
SSL Robotics LLC, 9.75%, 12/31/23(a)	100,000	103,000
TransDigm, Inc.
6.50%, 7/15/24	200,000	188,418
6.25%, 3/15/26(a)	100,000	99,625
6.38%, 6/15/26	250,000	239,375
7.50%, 3/15/27	250,000	240,925
5.50%, 11/15/27(a)	320,000	287,200
Triumph Group, Inc., 6.25%, 9/15/24(a)	50,000	44,566
		1,826,143
Agriculture - 0.7%
Vector Group Ltd., 6.13%, 2/1/25(a)	450,000	409,500
Auto Manufacturers - 1.3%
Allison Transmission, Inc., 4.75%, 10/1/27(a)	400,000	368,000
BCD Acquisition, Inc., 9.63%, 9/15/23(a)	250,000	206,875
Jaguar Land Rover Automotive PLC, 5.63%, 2/1/23(a)	150,000	130,500
JB Poindexter & Co., Inc., 7.13%, 4/15/26(a)	50,000	46,271
		751,646
Auto Parts & Equipment - 0.9%
Adient US LLC, 7.00%, 5/15/26(a)	230,000	212,750
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	100,000	82,500
IHO Verwaltungs GmbH, 4.75%, 9/15/26(a),(b)	200,000	156,000
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 5/15/26(a)	45,000	42,525
8.50%, 5/15/27(a)	15,000	13,086
		506,861
Banks - 0.5%
CIT Group, Inc., 5.00%, 8/15/22	100,000	97,000
Freedom Mortgage Corp., 8.25%, 4/15/25(a)	95,000	74,575

	Shares/ Principal	Fair Value
Banks (continued)
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25(a)	$150,000	$126,000
		297,575
Building Materials - 1.4%
Builders FirstSource, Inc.
6.75%, 6/1/27(a)	144,000	141,120
5.00%, 3/1/30(a)	125,000	112,500
James Hardie International Finance DAC, 5.00%, 1/15/28(a)	200,000	189,000
Masonite International Corp., 5.38%, 2/1/28(a)	100,000	98,280
Norbord, Inc., 5.75%, 7/15/27(a)	45,000	41,081
PGT Innovations, Inc., 6.75%, 8/1/26(a)	50,000	47,875
Standard Industries, Inc., 5.38%, 11/15/24(a)	100,000	96,500
Summit Materials LLC / Summit Materials Finance Corp.
5.13%, 6/1/25(a)	100,000	93,000
6.50%, 3/15/27(a)	30,000	28,350
		847,706
Chemicals - 2.7%
CF Industries, Inc., 4.95%, 6/1/43	150,000	142,455
Chemours Co. (The)
6.63%, 5/15/23	50,000	42,500
5.38%, 5/15/27	50,000	38,242
Cornerstone Chemical Co., 6.75%, 8/15/24(a)	100,000	82,750
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(a)	350,000	280,595
INEOS Group Holdings SA, 5.63%, 8/1/24(a)	200,000	182,000
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	350,000	307,125
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(a)	90,000	77,850
OCI NV, 6.63%, 4/15/23(a)	200,000	182,000
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	100,000	84,000
Tronox Finance PLC, 5.75%, 10/1/25(a)	75,000	66,938
Valvoline, Inc., 4.38%, 8/15/25	100,000	95,250
		1,581,705
Coal - 0.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(a)	125,000	90,000
Commercial Services - 2.8%
Algeco Global Finance PLC, 8.00%, 2/15/23(a)	200,000	153,000
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26(a)	20,000	19,650

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Commercial Services (continued)
APX Group, Inc., 6.75%, 2/15/27(a)	$40,000	$33,200
ASGN, Inc., 4.63%, 5/15/28(a)	70,000	65,023
Brink’s Co. (The), 4.63%, 10/15/27(a)	100,000	92,250
Carriage Services, Inc., 6.63%, 6/1/26(a)	200,000	196,500
Graham Holdings Co., 5.75%, 6/1/26(a)	125,000	122,500
Hertz Corp. (The)
7.63%, 6/1/22(a)	128,000	103,680
6.25%, 10/15/22	50,000	35,025
7.13%, 8/1/26(a)	45,000	23,837
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26(a)	175,000	171,500
6.25%, 1/15/28(a)	105,000	90,562
Refinitiv US Holdings, Inc.
6.25%, 5/15/26(a)	145,000	149,712
8.25%, 11/15/26(a)	40,000	42,200
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(a)	50,000	49,875
RR Donnelley & Sons Co., 6.50%, 11/15/23	100,000	100,000
Service Corp. International
4.63%, 12/15/27	100,000	100,000
5.13%, 6/1/29	20,000	20,400
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	69,979
		1,638,893
Computers - 0.1%
Presidio Holdings, Inc., 4.88%, 2/1/27(a)	30,000	26,850
Science Applications International Corp., 4.88%, 4/1/28(a)	30,000	28,800
		55,650
Cosmetics & Personal Care - 0.4%
Avon International Capital PLC, 6.50%, 8/15/22(a)	70,000	61,950
Avon International Operations, Inc., 7.88%, 8/15/22(a)	200,000	178,718
		240,668
Distribution & Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(a)	15,000	13,650
HD Supply, Inc., 5.38%, 10/15/26(a)	50,000	48,606
KAR Auction Services, Inc., 5.13%, 6/1/25(a)	84,000	80,220
Performance Food Group, Inc., 5.50%, 10/15/27(a)	45,000	41,737
Wolverine Escrow LLC
8.50%, 11/15/24(a)	50,000	39,875
9.00%, 11/15/26(a)	50,000	40,625
		264,713
Diversified Financial Services - 5.0%
AG Issuer LLC, 6.25%, 3/1/28(a)	35,000	29,400

	Shares/ Principal	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc., 5.75%, 11/20/25	$100,000	$97,820
Credit Acceptance Corp., 6.63%, 3/15/26	245,000	232,676
Curo Group Holdings Corp., 8.25%, 9/1/25(a)	125,000	88,125
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(a),(b)	100,000	64,400
goeasy Ltd., 5.38%, 12/1/24(a)	110,000	102,542
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(a)	200,000	172,000
LPL Holdings, Inc.
5.75%, 9/15/25(a)	225,000	216,000
4.63%, 11/15/27(a)	90,000	82,316
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	140,000	136,892
9.13%, 7/15/26(a)	175,000	158,375
6.00%, 1/15/27(a)	65,000	55,250
Navient Corp.
5.50%, 1/25/23	100,000	94,000
6.75%, 6/15/26	200,000	184,000
5.00%, 3/15/27	175,000	150,447
Quicken Loans, Inc., 5.75%, 5/1/25(a)	100,000	99,500
Springleaf Finance Corp.
5.63%, 3/15/23	100,000	96,500
6.13%, 3/15/24	265,000	261,041
6.88%, 3/15/25	105,000	105,748
7.13%, 3/15/26	300,000	297,000
6.63%, 1/15/28	95,000	89,775
5.38%, 11/15/29	55,000	50,325
Voyager Aviation Holdings LLC / Voyager Finance Co., 8.50%, 8/15/21(a)	110,000	103,389
		2,967,521
Electric - 2.3%
Calpine Corp.
5.25%, 6/1/26(a)	180,000	171,000
4.50%, 2/15/28(a)	100,000	96,925
5.13%, 3/15/28(a)	70,000	64,400
Clearway Energy Operating LLC, 5.75%, 10/15/25	80,000	79,200
Drax Finco PLC, 6.63%, 11/1/25(a)	200,000	200,500
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	50,000	48,750
NRG Energy, Inc., 7.25%, 5/15/26	400,000	419,000
Talen Energy Supply LLC
7.25%, 5/15/27(a)	225,000	203,333
6.63%, 1/15/28(a)	70,000	58,800
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	40,000	40,600
		1,382,508

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Electrical Components & Equipment - 0.2%
Energizer Holdings, Inc.
6.38%, 7/15/26(a)	$80,000	$80,800
7.75%, 1/15/27(a)	20,000	20,674
		101,474
Electronics - 0.3%
Itron, Inc., 5.00%, 1/15/26(a)	45,000	42,750
Sensata Technologies, Inc., 4.38%, 2/15/30(a)	150,000	135,000
		177,750
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	104,780
Engineering & Construction - 1.0%
AECOM
5.88%, 10/15/24	229,000	223,847
5.13%, 3/15/27	150,000	135,000
frontdoor, Inc., 6.75%, 8/15/26(a)	45,000	43,088
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(a)	90,000	82,800
TopBuild Corp., 5.63%, 5/1/26(a)	35,000	32,200
Tutor Perini Corp., 6.88%, 5/1/25(a)	100,000	83,000
		599,935
Entertainment - 2.0%
Boyne USA, Inc., 7.25%, 5/1/25(a)	75,000	71,625
Cedar Fair LP, 5.25%, 7/15/29(a)	35,000	29,575
Churchill Downs, Inc., 4.75%, 1/15/28(a)	400,000	348,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(a)	25,000	20,000
Eldorado Resorts, Inc.
6.00%, 4/1/25	100,000	90,000
6.00%, 9/15/26	25,000	22,562
International Game Technology PLC, 6.50%, 2/15/25(a)	100,000	88,489
Jacobs Entertainment, Inc., 7.88%, 2/1/24(a)	5,000	4,213
Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	200,000	182,072
Merlin Entertainments Ltd., 5.75%, 6/15/26(a)	200,000	169,000
Six Flags Entertainment Corp., 4.88%, 7/31/24(a)	100,000	84,750
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 7/15/26(a)	45,000	42,309
WMG Acquisition Corp., 5.50%, 4/15/26(a)	40,000	39,100
		1,191,695

	Shares/ Principal	Fair Value
Environmental Control - 0.6%
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)	$200,000	$202,500
GFL Environmental, Inc., 5.13%, 12/15/26(a)	35,000	34,125
Tervita Corp., 7.63%, 12/1/21(a)	110,000	77,000
Waste Pro USA, Inc., 5.50%, 2/15/26(a)	65,000	60,307
		373,932
Food - 3.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.63%, 6/15/24	200,000	203,000
7.50%, 3/15/26(a)	10,000	10,778
4.63%, 1/15/27(a)	50,000	49,750
5.88%, 2/15/28(a)	30,000	30,534
4.88%, 2/15/30(a)	65,000	64,837
Kraft Heinz Foods Co.
3.75%, 4/1/30(a)	200,000	190,099
6.88%, 1/26/39	200,000	228,765
5.00%, 6/4/42	250,000	236,697
4.38%, 6/1/46	250,000	225,204
Pilgrim’s Pride Corp., 5.88%, 9/30/27(a)	100,000	99,640
Post Holdings, Inc.
5.75%, 3/1/27(a)	300,000	307,413
4.63%, 4/15/30(a)	50,000	47,875
Simmons Foods, Inc., 5.75%, 11/1/24(a)	200,000	181,560
		1,876,152
Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	200,000	185,000
Hand & Machine Tools - 0.1%
Colfax Corp.
6.00%, 2/15/24(a)	55,000	53,075
6.38%, 2/15/26(a)	25,000	24,625
		77,700
Healthcare-Products - 1.5%
Avantor, Inc., 6.00%, 10/1/24(a)	100,000	104,770
Hill-Rom Holdings, Inc., 4.38%, 9/15/27(a)	40,000	39,400
Hologic, Inc., 4.38%, 10/15/25(a)	300,000	297,087
Teleflex, Inc., 4.63%, 11/15/27	450,000	449,505
		890,762
Healthcare-Services - 5.6%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(a)	40,000	38,800
Centene Corp.
4.75%, 1/15/25	100,000	100,249
5.25%, 4/1/25(a)	100,000	100,500
5.38%, 6/1/26(a)	120,000	123,613
5.38%, 8/15/26(a)	170,000	173,400

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Healthcare-Services (continued)
4.25%, 12/15/27(a)	$30,000	$29,400
4.63%, 12/15/29(a)	230,000	231,150
Charles River Laboratories International, Inc., 4.25%, 5/1/28(a)	25,000	24,097
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	200,000	189,875
8.00%, 3/15/26(a)	175,000	166,250
Encompass Health Corp., 5.75%, 11/1/24	292,000	293,372
HCA, Inc.
5.88%, 2/15/26	450,000	473,625
5.63%, 9/1/28	115,000	120,371
5.88%, 2/1/29	20,000	21,150
3.50%, 9/1/30	100,000	90,721
IQVIA, Inc., 5.00%, 10/15/26(a)	200,000	204,000
LifePoint Health, Inc., 4.38%, 2/15/27(a)	35,000	32,970
Molina Healthcare, Inc., 5.38%, 11/15/22	175,000	170,625
Select Medical Corp., 6.25%, 8/15/26(a)	185,000	185,000
Tenet Healthcare Corp.
4.63%, 7/15/24	100,000	95,500
5.13%, 5/1/25	200,000	191,000
5.13%, 11/1/27(a)	255,000	242,888
		3,298,556
Home Builders - 4.7%
Beazer Homes USA, Inc.
5.88%, 10/15/27	150,000	113,250
7.25%, 10/15/29	30,000	22,800
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 9/15/27(a)	343,000	297,518
4.88%, 2/15/30(a)	130,000	98,761
KB Home
6.88%, 6/15/27	210,000	210,000
4.80%, 11/15/29	95,000	79,800
M/I Homes, Inc., 4.95%, 2/1/28(a)	75,000	63,656
Mattamy Group Corp.
5.25%, 12/15/27(a)	60,000	55,800
4.63%, 3/1/30(a)	115,000	98,900
MDC Holdings, Inc., 6.00%, 1/15/43	100,000	94,550
Meritage Homes Corp., 6.00%, 6/1/25	250,000	230,625
PulteGroup, Inc.
5.50%, 3/1/26	200,000	196,693
5.00%, 1/15/27	400,000	399,120
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(a)	160,000	136,600
Taylor Morrison Communities, Inc.
6.00%, 9/1/23(a)	90,000	86,400
5.75%, 1/15/28(a)	275,000	245,552
TRI Pointe Group, Inc., 5.25%, 6/1/27	100,000	88,970

	Shares/ Principal	Fair Value
Home Builders (continued)
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 6/15/24	$100,000	$92,898
Williams Scotsman International, Inc., 6.88%, 8/15/23(a)	172,000	156,520
		2,768,413
Housewares - 0.1%
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	70,000	66,675
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc., 8.13%, 2/15/24(a)	115,000	112,016
AmWINS Group, Inc., 7.75%, 7/1/26(a)	25,000	24,500
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(a)	120,000	118,536
Radian Group, Inc.
4.50%, 10/1/24	100,000	98,500
4.88%, 3/15/27	210,000	206,850
		560,402
Internet - 3.0%
Cogent Communications Group, Inc., 5.38%, 3/1/22(a)	305,000	306,525
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	50,000	44,250
Match Group, Inc.
5.00%, 12/15/27(a)	150,000	143,250
5.63%, 2/15/29(a)	155,000	148,025
4.13%, 8/1/30(a)	85,000	75,969
Netflix, Inc.
4.38%, 11/15/26	200,000	203,000
4.88%, 6/15/30(a)	350,000	355,303
NortonLifeLock, Inc., 5.00%, 4/15/25(a)	100,000	100,960
VeriSign, Inc.
5.25%, 4/1/25	200,000	206,000
4.75%, 7/15/27	200,000	207,280
		1,790,562
Investment Companies - 1.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22	200,000	200,500
4.75%, 9/15/24	250,000	229,928
6.38%, 12/15/25	200,000	189,000
6.25%, 5/15/26	190,000	179,550
		798,978
Iron & Steel - 2.0%
Allegheny Technologies, Inc.
7.88%, 8/15/23	150,000	144,706
5.88%, 12/1/27	75,000	62,438
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(a)	400,000	364,000
Cleveland-Cliffs, Inc.
5.75%, 3/1/25	122,000	94,245

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Iron & Steel (continued)
6.38%, 10/15/25(a)	$200,000	$148,000
5.88%, 6/1/27(a)	50,000	30,250
Commercial Metals Co.
5.75%, 4/15/26	75,000	70,005
5.38%, 7/15/27	100,000	92,000
Mineral Resources Ltd., 8.13%, 5/1/27(a)	75,000	70,265
United States Steel Corp., 6.88%, 8/15/25	200,000	139,460
		1,215,369
Leisure Time - 0.3%
Carlson Travel, Inc., 6.75%, 12/15/23(a)	200,000	136,000
Viking Cruises Ltd., 5.88%, 9/15/27(a)	100,000	58,511
		194,511
Lodging - 1.4%
Boyd Gaming Corp., 6.00%, 8/15/26	75,000	64,500
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	100,000	93,500
5.13%, 5/1/26	45,000	42,300
4.88%, 1/15/30	45,000	38,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	190,000
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(a)	35,000	26,250
Station Casinos LLC, 5.00%, 10/1/25(a)	50,000	41,640
Wyndham Destinations, Inc.
5.75%, 4/1/27	175,000	146,125
4.63%, 3/1/30(a)	14,000	10,780
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26(a)	100,000	87,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	100,000	93,000
		833,345
Machinery-Diversified - 0.4%
Cleaver-Brooks, Inc., 7.88%, 3/1/23(a)	140,000	116,200
Mueller Water Products, Inc., 5.50%, 6/15/26(a)	35,000	33,862
RBS Global, Inc. / Rexnord LLC, 4.88%, 12/15/25(a)	35,000	32,725
Stevens Holding Co., Inc., 6.13%, 10/1/26(a)	50,000	49,396
		232,183
Media - 9.2%
Altice Financing SA, 7.50%, 5/15/26(a)	200,000	193,780
Block Communications, Inc., 4.88%, 3/1/28(a)	25,000	23,250
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/1/26(a)	200,000	203,000
5.13%, 5/1/27(a)	200,000	200,520
5.00%, 2/1/28(a)	100,000	100,250

	Shares/ Principal	Fair Value
Media (continued)
5.38%, 6/1/29(a)	$550,000	$565,180
4.75%, 3/1/30(a)	115,000	114,425
4.50%, 8/15/30(a)	260,000	254,800
CSC Holdings LLC
5.88%, 9/15/22	200,000	202,000
5.25%, 6/1/24	200,000	200,498
5.50%, 5/15/26(a)	200,000	206,870
5.38%, 2/1/28(a)	200,000	204,000
6.50%, 2/1/29(a)	200,000	215,698
5.75%, 1/15/30(a)	200,000	201,692
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 8/15/26(a)	90,000	73,127
6.63%, 8/15/27(a)	115,000	76,906
DISH DBS Corp.
6.75%, 6/1/21	200,000	202,800
5.88%, 7/15/22	100,000	97,382
5.88%, 11/15/24	200,000	194,500
7.75%, 7/1/26	300,000	308,250
EW Scripps Co. (The), 5.13%, 5/15/25(a)	75,000	66,000
Gray Television, Inc., 5.88%, 7/15/26(a)	121,000	116,499
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	100,000	97,750
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	100,000	101,490
5.50%, 7/1/29(a)	150,000	153,000
TEGNA, Inc.
4.63%, 3/15/28(a)	160,000	140,600
5.00%, 9/15/29(a)	50,000	45,140
Univision Communications, Inc.
5.13%, 5/15/23(a)	200,000	177,000
5.13%, 2/15/25(a)	200,000	170,500
UPC Holding BV, 5.50%, 1/15/28(a)	200,000	188,000
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	200,000	199,280
Ziggo BV, 5.50%, 1/15/27(a)	150,000	150,000
		5,444,187
Metal Fabricate & Hardware - 0.4%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	145,000	129,050
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	100,000	93,280
		222,330
Mining - 1.0%
Arconic Corp., 6.13%, 2/15/28(a)	25,000	25,562
FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27(a)	85,000	75,650
Freeport-McMoRan, Inc., 3.55%, 3/1/22	46,000	44,447
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	200,000	174,000
7.63%, 1/15/25(a)	50,000	43,500

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Mining (continued)
New Gold, Inc., 6.25%, 11/15/22(a)	$100,000	$97,125
Novelis Corp.
5.88%, 9/30/26(a)	100,000	98,137
4.75%, 1/30/30(a)	65,000	57,850
		616,271
Office & Business Equipment - 0.7%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	200,000	208,458
5.00%, 9/1/25	200,000	206,060
		414,518
Oil & Gas - 4.0%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	95,000	38,000
Calumet Specialty Products Partners LP / Calumet Finance Corp.
7.75%, 4/15/23	50,000	34,500
11.00%, 4/15/25(a)	175,000	126,061
CNX Resources Corp.
5.88%, 4/15/22	175,000	160,125
7.25%, 3/14/27(a)	100,000	70,591
Comstock Resources, Inc.
7.50%, 5/15/25(a)	155,000	100,750
9.75%, 8/15/26	125,000	89,038
Denbury Resources, Inc., 9.00%, 5/15/21(a)	100,000	29,250
EQT Corp.
6.13%, 2/1/25	114,000	87,791
7.00%, 2/1/30	50,000	37,251
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(a)	80,000	35,200
Indigo Natural Resources LLC, 6.88%, 2/15/26(a)	50,000	33,000
Jagged Peak Energy LLC, 5.88%, 5/1/26	35,000	26,173
Matador Resources Co., 5.88%, 9/15/26	55,000	16,115
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(a)	100,000	29,000
Murphy Oil Corp.
5.75%, 8/15/25	100,000	53,510
5.88%, 12/1/27	80,000	41,109
Nabors Industries Ltd., 7.50%, 1/15/28(a)	50,000	16,000
Northern Oil and Gas, Inc., 8.50%, 5/15/23(b)	55,210	37,543
Oasis Petroleum, Inc., 6.25%, 5/1/26(a)	85,000	13,600
Parkland Fuel Corp., 5.88%, 7/15/27(a)	40,000	37,496
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	200,000	134,060
6.00%, 2/15/28(a)	65,000	42,900
PDC Energy, Inc., 5.75%, 5/15/26	30,000	16,800
Precision Drilling Corp., 7.75%, 12/15/23	100,000	40,000

	Shares/ Principal	Fair Value
Oil & Gas (continued)
Range Resources Corp., 5.00%, 3/15/23	$200,000	$146,000
SM Energy Co., 6.63%, 1/15/27	125,000	36,383
Southwestern Energy Co.
6.20%, 1/23/25	100,000	68,095
7.50%, 4/1/26	150,000	98,250
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/26	350,000	302,848
6.00%, 4/15/27	220,000	189,200
Transocean Guardian Ltd., 5.88%, 1/15/24(a),(c)	29,225	23,380
Transocean Pontus Ltd., 6.13%, 8/1/25(a),(c)	20,875	16,909
W&T Offshore, Inc., 9.75%, 11/1/23(a)	380,000	85,500
WPX Energy, Inc., 8.25%, 8/1/23	58,000	42,630
		2,355,058
Oil & Gas Services - 0.6%
Apergy Corp., 6.38%, 5/1/26	65,000	50,050
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(a)	100,000	69,000
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 4/1/25(a)	125,000	83,751
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 4/1/26	135,000	84,375
Weatherford International Ltd., 11.00%, 12/1/24(a)	100,000	59,750
		346,926
Packaging & Containers - 3.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	200,000	205,000
Ball Corp., 5.25%, 7/1/25	200,000	217,460
Berry Global, Inc.
4.50%, 2/15/26(a)	150,000	144,750
4.88%, 7/15/26(a)	130,000	131,300
Cascades, Inc./Cascades USA, Inc.
5.13%, 1/15/26(a)	100,000	96,750
5.38%, 1/15/28(a)	50,000	47,750
Greif, Inc., 6.50%, 3/1/27(a)	55,000	52,750
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(a)	100,000	92,000
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	100,000	89,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.13%, 7/15/23(a)	500,000	495,000
Silgan Holdings, Inc.
4.75%, 3/15/25	300,000	289,500

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Packaging & Containers (continued)
4.13%, 2/1/28(a)	$15,000	$13,838
		1,875,598
Pharmaceuticals - 1.7%
Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	60,000	62,700
Bausch Health Cos., Inc.
5.88%, 5/15/23(a)	40,000	39,800
7.00%, 3/15/24(a)	250,000	254,685
5.50%, 11/1/25(a)	60,000	60,618
5.75%, 8/15/27(a)	30,000	30,888
7.00%, 1/15/28(a)	30,000	30,792
5.00%, 1/30/28(a)	55,000	52,068
5.25%, 1/30/30(a)	60,000	56,734
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(a)	200,000	200,780
Par Pharmaceutical, Inc., 7.50%, 4/1/27(a)	195,000	194,025
Vizient, Inc., 6.25%, 5/15/27(a)	20,000	19,508
		1,002,598
Pipelines - 3.1%
Cheniere Energy Partners LP
5.25%, 10/1/25	350,000	322,000
4.50%, 10/1/29(a)	90,000	78,300
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	58,770
5.63%, 5/1/27(a)	75,000	41,228
DCP Midstream Operating LP, 5.38%, 7/15/25	255,000	174,114
EnLink Midstream Partners LP, 4.15%, 6/1/25	200,000	96,940
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	125,000	90,350
7.75%, 2/1/28	165,000	114,873
Global Partners LP / GLP Finance Corp.
7.00%, 6/15/23	200,000	164,000
7.00%, 8/1/27	65,000	48,750
Hess Midstream Operations LP, 5.63%, 2/15/26(a)	70,000	49,425
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	200,000	69,500
7.50%, 4/15/26	97,000	33,054
NuStar Logistics LP
6.00%, 6/1/26	215,000	159,100
5.63%, 4/28/27	50,000	38,440
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 9/15/24(a)	100,000	55,000
5.50%, 1/15/28(a)	200,000	104,000

	Shares/ Principal	Fair Value
Pipelines (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 4/15/26	$70,000	$58,100
5.00%, 1/15/28	100,000	80,607
		1,836,551
Real Estate - 1.3%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25(a)	350,000	301,000
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(a)	35,000	31,677
Hunt Cos., Inc., 6.25%, 2/15/26(a)	175,000	130,812
Kennedy-Wilson, Inc., 5.88%, 4/1/24	300,000	268,410
Realogy Group LLC / Realogy Co.-Issuer Corp., 9.38%, 4/1/27(a)	50,000	42,140
		774,039
REITS - 4.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	90,000	73,024
CoreCivic, Inc., 4.75%, 10/15/27	200,000	150,000
GEO Group, Inc./The, 5.13%, 4/1/23	300,000	225,000
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(a)	100,000	96,000
Iron Mountain, Inc., 4.88%, 9/15/27(a)	200,000	194,000
iStar, Inc., 4.25%, 8/1/25	100,000	82,240
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25(a)	100,000	82,280
4.25%, 2/1/27(a)	110,000	86,900
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	500,000	480,000
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	400,000	388,000
SBA Communications Corp.
4.88%, 9/1/24	100,000	101,375
3.88%, 2/15/27(a)	100,000	100,250
Starwood Property Trust, Inc., 4.75%, 3/15/25	145,000	127,600
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/1/26(a)	25,000	22,937
3.75%, 2/15/27(a)	50,000	47,125
4.63%, 12/1/29(a)	175,000	159,667
4.13%, 8/15/30(a)	70,000	65,538
		2,481,936
Retail - 3.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(a)	250,000	238,747
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Retail (continued)
5.25%, 6/1/26(a)	$100,000	$99,860
4.75%, 6/1/27(a)	200,000	188,000
L Brands, Inc.
7.50%, 6/15/29	100,000	78,890
6.88%, 11/1/35	100,000	74,000
Murphy Oil USA, Inc., 4.75%, 9/15/29	50,000	46,875
QVC, Inc.
5.13%, 7/2/22	300,000	251,713
4.45%, 2/15/25	100,000	82,269
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	100,000	81,625
Staples, Inc., 7.50%, 4/15/26(a)	100,000	88,375
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	250,000	235,000
5.88%, 3/1/27	100,000	92,125
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(a)	50,000	48,750
Yum! Brands, Inc.
3.88%, 11/1/23	100,000	93,000
7.75%, 4/1/25(a)	5,000	5,250
4.75%, 1/15/30(a)	125,000	117,500
		1,821,979
Semiconductors - 0.9%
Amkor Technology, Inc., 6.63%, 9/15/27(a)	100,000	94,000
Entegris, Inc., 4.63%, 2/10/26(a)	200,000	190,000
Qorvo, Inc.
5.50%, 7/15/26	160,000	167,240
4.38%, 10/15/29(a)	110,000	102,300
		553,540
Software - 2.2%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	25,000	24,750
Camelot Finance SA, 4.50%, 11/1/26(a)	215,000	208,550
CDK Global, Inc., 5.88%, 6/15/26	50,000	52,825
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26(a)	50,000	52,000
Fair Isaac Corp.
5.25%, 5/15/26(a)	60,000	59,400
4.00%, 6/15/28(a)	120,000	113,700
MSCI, Inc.
5.38%, 5/15/27(a)	145,000	147,175
4.00%, 11/15/29(a)	60,000	59,603
3.63%, 9/1/30(a)	105,000	99,619
Nuance Communications, Inc., 5.63%, 12/15/26	100,000	97,318
Open Text Corp., 3.88%, 2/15/28(a)	55,000	51,700
Open Text Holdings, Inc., 4.13%, 2/15/30(a)	55,000	51,714
PTC, Inc.

	Shares/ Principal	Fair Value
Software (continued)
6.00%, 5/15/24	$100,000	$102,902
3.63%, 2/15/25(a)	50,000	46,750
4.00%, 2/15/28(a)	45,000	43,213
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	100,000	104,221
		1,315,440
Telecommunications - 10.2%
Altice France SA
7.38%, 5/1/26(a)	300,000	297,795
5.50%, 1/15/28(a)	200,000	187,260
C&W Senior Financing DAC, 7.50%, 10/15/26(a)	200,000	183,213
CenturyLink, Inc.
5.80%, 3/15/22	200,000	202,502
7.50%, 4/1/24	100,000	109,500
5.13%, 12/15/26(a)	130,000	130,000
4.00%, 2/15/27(a)	115,000	111,550
6.88%, 1/15/28	100,000	102,000
7.60%, 9/15/39	150,000	145,500
7.65%, 3/15/42	85,000	82,450
CommScope, Inc.
5.50%, 3/1/24(a)	95,000	96,140
5.50%, 6/15/24(a)	100,000	92,350
6.00%, 3/1/26(a)	65,000	64,902
DKT Finance ApS, 9.38%, 6/17/23(a)	200,000	209,000
Front Range BidCo, Inc., 4.00%, 3/1/27(a)	80,000	76,500
Hughes Satellite Systems Corp.
5.25%, 8/1/26	150,000	148,500
6.63%, 8/1/26	250,000	253,229
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(a)	200,000	193,248
Level 3 Financing, Inc., 4.63%, 9/15/27(a)	190,000	188,841
Nokia Oyj, 4.38%, 6/12/27	100,000	97,000
Sable International Finance Ltd., 5.75%, 9/7/27(a)	200,000	180,000
Sprint Capital Corp.
6.88%, 11/15/28	100,000	114,220
8.75%, 3/15/32	60,000	79,350
Sprint Communications, Inc., 6.00%, 11/15/22	300,000	311,250
Sprint Corp.
7.25%, 9/15/21	200,000	206,140
7.88%, 9/15/23	400,000	439,032
7.13%, 6/15/24	300,000	329,295
7.63%, 3/1/26	50,000	56,590
7.25%, 2/1/28(a)	50,000	50,250
Telecom Italia Capital SA, 6.00%, 9/30/34	100,000	99,000
Telesat Canada / Telesat LLC
4.88%, 6/1/27(a)	75,000	71,610

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Telecommunications (continued)
6.50%, 10/15/27(a)	$60,000	$57,600
T-Mobile USA, Inc.
6.38%, 3/1/25	300,000	306,384
6.50%, 1/15/26	200,000	210,000
4.75%, 2/1/28	150,000	156,270
ViaSat, Inc., 5.63%, 4/15/27(a)	415,000	409,813
		6,048,284
Transportation - 0.8%
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 7/15/23(a)	100,000	88,250
XPO Logistics, Inc., 6.50%, 6/15/22(a)	368,000	368,920
		457,170
Trucking & Leasing - 0.3%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	145,000	134,208
6.50%, 10/1/25(a)	85,000	62,262
		196,470
Total Corporate Bonds and Notes (Cost - $64,465,232)		58,186,558
Short-Term Investments - 0.3%
Money Market Funds - 0.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(d) (Cost - $162,923)	162,923	162,923
Total Investments - 98.4% (Cost - $64,628,155)		$58,349,481
Other Assets Less Liabilities - Net 1.6%		962,514
Total Net Assets - 100.0%		$59,311,995

(a)

144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $33,795,501 or 57.0% of net assets.

(b)	PIK - Pay-in-kind security.
(c)	Sinking bond security.
(d)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	2	6/19/2020	$312,062	$11,687
U.S. 2 Year Note Future	Goldman Sachs & Co.	1	6/30 /2020	220,383	3,175
U.S. Long Bond Future	Goldman Sachs & Co.	2	6/19/2020	358,125	24,063
					38,925

Short Futures Contracts
U.S. 10 Year Note Future	Goldman Sachs & Co.	4	6/19/2020	554,750	(22,339)
Total Net Unrealized Appreciation on Futures contracts					$16,586